Balance Sheet Components - Property and Equipment, Net (Details) - USD ($) $ in Thousands	Nov. 30, 2020	Nov. 30, 2019
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	$ 342,108	$ 321,167
Less: Accumulated depreciation	(184,464)	(162,735)
Property and equipment, net	157,645	158,433
Land
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	18,400	18,620
Equipment, Computers and Software
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	143,791	124,148
Furniture and Fixtures
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	30,355	28,161
Buildings, Building Improvements and Leasehold Improvements
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	147,830	147,802
Construction-in-progress
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	$ 1,732	$ 2,436